Business Combinations - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill		$ 18,034,000	$ 18,034,000	$ 18,034,000
Heritage Bancorp Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 16,215,000
Securities available for sale	3,785,000
Loans	259,606,000
Premises and equipment	7,672,000
Goodwill	18,034,000	18,033,880
Core deposit intangible	1,615,000
Bank owned life insurance	5,001,000
Federal Home Loan Bank stock	1,431,000
Other assets	2,512,000
Total assets acquired	315,871,000
Liabilities of acquired bank:
Deposits	260,155,000
Other liabilities	4,751,000
Total liabilities assumed	264,906,000
Common stock issued @ $21.53 per share	50,861,000
Cash paid	$ 104,000	$ 104,000